EXCHANGEABLE NOTES	6 Months Ended
Jun. 30, 2025
EXCHANGEABLE NOTES
EXCHANGEABLE NOTES
14.	EXCHANGEABLE NOTES

	Lightning
	Speed	Kingway
	Exchangeable	Exchangeable
	Notes	Notes	Total
	US$	US$	US$
Balance as of December 31, 2024	75,164	27,835	102,999
Issuance of exchangeable notes	—	27,842	27,842
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	733	(387)	346
Changes in fair values of exchangeable notes due to the instrument-specific credit risk	(3,246)	(2,596)	(5,842)
Foreign currency translation adjustment	305	203	508
Balance as of June 30, 2025	72,956	52,897	125,853
Including:
– Current portion	—	—	—
– Non-current portion	72,956	52,897	125,853

Lightning Speed Exchangeable Notes

In December 2022, the Company’s subsidiary, Hangzhou Lightning Speed Technology Co., Ltd. (“Lightning Speed”) issued the first tranche of exchangeable notes (the “Lightning Speed Exchangeable Notes”) with the principal amount of RMB500,000 to an investor (the “Lightning Speed Exchangeable Notes Holder”). Each tranche of Lightning Speed Exchangeable Notes is scheduled to mature on the five-year anniversary date of issuance and bearing a simple interest rate of loan prime rate published by China Foreign Exchange Trade System (“LPR”). With the consent of the Lightning Speed Exchangeable Notes Holder, Lightning Speed can extend the term of each tranche of Lightning Speed Exchangeable Notes twice, but each extension shall not exceed one year. During the extension period, the interest on the outstanding principal of the Lightning Speed Exchangeable Notes is calculated at the simple interest rate of 110% of LPR. All interests shall be paid at maturity.

During the period from the issuance date to the maturity date of each tranche of Lightning Speed Exchangeable Notes (subject to extension discussed above), the Lightning Speed Exchangeable Notes Holder is entitled to convert the whole or any portion of the outstanding principal amount of the Lightning Speed Exchangeable Notes into the shares of Lightning Speed based on the equity valuation of Lightning Speed, which is subject to further agreement by both parties, at the conversion date.

The Lightning Speed Exchangeable Notes Holder is entitled to request Lightning Speed to repay all outstanding principal and interests at maturity or if there is any occurrence of events of default by Lightning Speed. During the six months ended June 30, 2025 and 2024, no default event was occurred.

Kingway Exchangeable Note

On September 29, 2024, the Company’s subsidiary, Hangzhou Kingway Technology Co., Ltd. (“Kingway”) entered into an exchangeable note agreement with an investor. Pursuant to the agreement, Kingway is entitled to issue exchangeable note (the “Kingway Exchangeable Notes”) of RMB600,000 to obtain financing from the investor (the “Kingway Exchangeable Notes Holder”). The repayments of the Kingway Exchangeable Notes were guaranteed by the ultimate shareholders of Kingway in Chinese mainland, i.e., Wuhan Lotus Technology Co., Ltd., a wholly owned subsidiary of the Company. Each tranche of Kingway Exchangeable Notes is scheduled to mature on the five-year anniversary date of issuance and bearing a simple interest rate of LPR.

In September 2024, January and April 2025, Kingway issued exchangeable notes with the principal amount of US$28,541 (equivalent to RMB200,000), US$13,910 (equivalent to RMB100,000) and US$13,932 (equivalent to RMB100,000) to Kingway Exchangeable Notes Holder, respectively.

During the period from the issuance date to the maturity date of each tranche of Kingway Exchangeable Notes, the Kingway Exchangeable Notes Holder is entitled to convert the whole or any portion of the outstanding principal amount and accumulated outstanding accrued interest of the Kingway Exchangeable Notes into the shares of Kingway based on the equity valuation of Kingway, which is subject to further agreement by both parties, at the conversion date.

The Kingway Exchangeable Notes Holder is entitled to request Kingway to repay all outstanding principal and interests at maturity or if there is any occurrence of events of default by Kingway. During the six months ended June 30, 2025, no default event was occurred.

The Group elected the fair value option to account for both the Lightning Speed Exchangeable Notes and the Kingway Exchangeable Notes (“the Exchangeable Notes”), including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transactions. The Exchangeable Notes were recognized at fair value at the issuance date and are measured subsequently at fair value. The changes in fair values due to the instrument-specific credit risk were charged to other comprehensive income (loss) and reclassified to profit or loss upon disposal. All other changes in fair values were recognized as “Changes in fair values of liabilities, excluding impact of instrument-specific credit risk” in the consolidated statements of comprehensive loss.

The Group adopted a scenario-weighted average method to estimate the fair value of the Exchangeable Notes, based on an analysis of future values of the settlement of the obligation, assuming various outcomes. The probability weightings assigned to certain potential scenarios were based on management’s assessment of the probability of settlement of the liability in cash or shares and an assessment of the timing of settlement. In each scenario, the obligation valuation was based on the contractually agreed cash payment or equivalent equity discounted to each valuation date. The fair values of the Exchangeable Notes were estimated with the following key assumptions used:

	As of June 30, 2025
	Lightning Speed	Kingway
	Exchangeable Notes	Exchangeable Notes
Risk-free interest rates	1.34%~1.35%	1.32%~1.50%
Probability of conversion	75%	75%
Bond yield	14.15%	13.61%~14.71%